FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) [Line Items]
Financial assets at fair value through other comprehensive income with maturities greater than one year	£ 23,385	£ 21,247
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) [Line Items]
Financial assets at fair value through other comprehensive income with maturities greater than one year	£ 21,052	£ 20,196